Cash, cash equivalents and short-term investments: (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Cash, cash equivalents and short-term investments:
Cash and cash equivalents	$ 87,250	$ 150,078			$ 48,889
Cash, cash equivalents and short-term investments	337,057	248,806
0-3 months | USA
Cash, cash equivalents and short-term investments:
Cash balances with banks	12,906	31,841
0-3 months | Term Deposits | USA
Cash, cash equivalents and short-term investments:
Cash and cash equivalents	74,344	118,237
3-12 months | USA
Cash, cash equivalents and short-term investments:
Short-term investments	249,807	98,728
3-12 months | Term Deposits | USA
Cash, cash equivalents and short-term investments:
Short-term investments	54,875
3-12 months | Term Deposits | CDN
Cash, cash equivalents and short-term investments:
Short-term investments	22,486	$ 26,906	$ 30,478	$ 34,007
3-12 months | Bearer Deposit Notes
Cash, cash equivalents and short-term investments:
Yielding interest		0.40%
3-12 months | Bearer Deposit Notes | USA
Cash, cash equivalents and short-term investments:
Short-term investments	146,108	$ 37,003
3-12 months | Bearer Deposit Notes | CDN
Cash, cash equivalents and short-term investments:
Short-term investments		$ 34,819	$ 44,008
3-12 months | T-Bill
Cash, cash equivalents and short-term investments:
Short-term investments	$ 26,338
Yielding interest	3.13%
Minimum | 0-3 months | Term Deposits
Cash, cash equivalents and short-term investments:
Yielding interest	2.56%	0.15%
Minimum | 3-12 months | Term Deposits
Cash, cash equivalents and short-term investments:
Yielding interest	3.60%
Minimum | 3-12 months | Term Deposits | CDN
Cash, cash equivalents and short-term investments:
Yielding interest	4.20%	0.45%
Minimum | 3-12 months | Bearer Deposit Notes
Cash, cash equivalents and short-term investments:
Yielding interest	0.40%
Minimum | 3-12 months | Bearer Deposit Notes | CDN
Cash, cash equivalents and short-term investments:
Yielding interest	0.80%
Maximum | 0-3 months | Term Deposits
Cash, cash equivalents and short-term investments:
Yielding interest	4.25%	0.73%
Maximum | 3-12 months | Term Deposits
Cash, cash equivalents and short-term investments:
Yielding interest	4.21%
Maximum | 3-12 months | Term Deposits | CDN
Cash, cash equivalents and short-term investments:
Yielding interest	5.65%	1.10%
Maximum | 3-12 months | Bearer Deposit Notes
Cash, cash equivalents and short-term investments:
Yielding interest	5.20%
Maximum | 3-12 months | Bearer Deposit Notes | CDN
Cash, cash equivalents and short-term investments:
Yielding interest	0.85%